Preferred Stock	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Stockholders' Equity Note [Abstract]
Preferred Stock

Note 6 – Preferred Stock

The 264,894 outstanding Series A preferred shares are convertible into 24,900,000 common shares. The preferred shares do not pay dividends. The number of votes for the preferred share shall be the same as the amount of shares of common shares that would be issued upon conversion.

On June 24, 2020, the Company filed with the Secretary of State of the State of Nevada (the “Secretary of State”) a certificate of designation (the “Certificate of Designation”) of Series B Convertible Preferred Stock, par value $0.001 per share (the “Series B Preferred Stock”). The Certificate of Designation was effective upon filing with the Secretary of State and designated a new series of preferred stock of the Company as Series B Convertible Preferred Stock with 4,000,000 shares authorized for issuance.

Upon the occurrence of the events as set forth in paragraph (a) or (b) below, each share of Series B Preferred Stock shall be converted into four (the “Conversion Ratio”) fully paid and non-assessable shares of common stock or any shares of capital stock or other securities of the Company into which such common stock shall hereafter be changed or reclassified (the “Conversion Shares”) as set forth in the Certificate of Designation.

(a)       Automatic Conversion

Immediately upon the listing of the common stock for trading on the New York Stock Exchange or the Nasdaq Stock Market, all of the issued and outstanding shares of Series B Preferred Stock shall automatically be converted into Conversion Shares without any further action of any holder of Series B Preferred Stock (each, a “Series B Holder” and collectively, “Series B Holders”).

(b)       Optional Conversion

A Series B Holder shall have the right at any time during the period beginning on the date which is six months following the date that the Series B Preferred Stock is initially issued and prior to any automatic conversion as provided in the Certificate of Designation, to convert all or any part of the outstanding Series B Preferred Stock held by such Series B Holder into Conversion Shares at the Conversion Ratio as provided in the Certificate of Designation, subject to limitations set forth in the Certificate of Designation.

Dividends

Series B Holders will be entitled to receive a quarterly dividend, until the conversion of the Series B Preferred Stock, at the rate of 8% per annum (the “Series B Dividend”). The Series B Dividend will be cumulative, shall accrue quarterly, and be paid via the issuance of a number of shares of common stock of the Company equal to (1) the dollar amount of the Series B Dividend being paid, divided by (2) $0.25 (the “Stock Dividend”). The Stock Dividend shall be paid via the issuance to the applicable Series B Holder of the applicable shares of common stock via book entry in the books and records of the Company. At June 30, 2020, cumulative unpaid dividends on the Series B Preferred Stock amounted to $767.

Voting Rights

Each share of Series B Preferred Stock shall have a number of votes on any matter submitted to the holders of the Company’s common stock, or any class thereof, for a vote, equal to the number of Conversion Shares into which the Series B Preferred Stock is then convertible, and shall vote together with the common stock, or any class thereof, as applicable, as one class on such matter for as long as the share of Series B Preferred Stock is issued and outstanding.

Note 5 – Preferred Stock

The 264,894 outstanding preferred shares are convertible into 24,900,000 common shares. The preferred shares do not pay dividends. The number of votes for the preferred shares shall be the same as the amount of shares of common shares that would be issued upon conversion.